Summary of Significant Accounting Policies - Goodwill and Other Intangible Assets (Details)	12 Months Ended
Dec. 31, 2018
Goodwill
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Operational forecast period used in fair value inputs	3 years